Retirement benefit plans - Narrative (Details) - EUR (€)	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains (losses) recognized in OCI	€ (94,000)	€ (40,000)	€ (583,000)
Amounts due by employer to pension plans	3,000,000	2,200,000	1,700,000
France
Disclosure of net defined benefit liability (asset) [line items]
Total obligation included in the balance sheet	3,431,800	3,412,500	3,133,400	€ 3,431,800
Actuarial gains (losses) recognized in OCI	58,500	(93,900)	€ (193,200)
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions			3.25%
Guaranteed rate of return on employee contributions			3.75%
Total obligation included in the balance sheet	332,400	169,400	€ 386,600	332,400
Actuarial gains (losses) recognized in OCI	(151,900)	53,900	(389,900)
Amounts due by employer to pension plans	993,000	964,000	528,000
Amounts paid by employer after year end	49,500	64,000	42,500
Employee contributions	0
Plan assets	€ 3,357,500	€ 2,554,700	€ 1,788,700	€ 3,357,500
Weighted average guaranteed interest rate	2.65%	2.41%	2.82%	2.65%
Belgium | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions				1.75%
Belgium | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions				3.75%
Retirement benefits including death benefits [member] | France
Disclosure of net defined benefit liability (asset) [line items]
Total obligation included in the balance sheet	€ 2,110,100	€ 2,046,800	€ 1,808,500	€ 2,110,100
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Provisions for seniority premiums	1,322,000	1,366,000	1,325,000	1,322,000
Other post-employment benefits [member] | France
Disclosure of net defined benefit liability (asset) [line items]
Total obligation included in the balance sheet	€ 1,321,700	€ 1,365,700	€ 1,324,900	€ 1,321,700